Fair Value	6 Months Ended	11 Months Ended
	Oct. 31, 2015	Apr. 30, 2015
Fair Value [Abstract]
Fair Value

5. Fair Value

Fair Value Hierarchy

The FASB has established guidance on financial assets and liabilities and nonfinancial assets and liabilities that are recognized at fair value on a recurring basis and guidance for nonfinancial assets and liabilities that are recognized at fair value on a nonrecurring basis. This guidance defines fair value, establishes a framework for measuring fair value and establishes a fair value hierarchy which requires the use of valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to measure fair value.

The three levels of the fair value hierarchy are as follows:

Level 1	—	Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2	—

Inputs other than the quoted prices in active markets that are observable either directly or indirectly including: quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3	—	Unobservable inputs that are supported by little or no market data, are significant to the fair values of the assets or liabilities, and require the reporting entity to develop its own assumptions.

We measure certain of our financial assets and liabilities at fair value. The following table summarizes the fair value of our financial assets and liabilities that were accounted for at fair value on a recurring basis, by level within the fair value hierarchy, as of October 31, 2015 and April 30, 2015:

	October 31, 2015
	Fair Value Measurements Using Inputs Considered as
(in millions)	Level 1	Level 2	Level 3	Fair Value
Liabilities
Contingent consideration	$-	$-	$0.6	$0.6
Derivative instruments	-	19.8	-	19.8
Total	$-	$19.8	$0.6	$20.4

	April 30, 2015
	Fair Value Measurements Using Inputs Considered as
(in millions)	Level 1	Level 2	Level 3	Fair Value
Assets
Cash equivalents	$27.0	$-	$-	$27.0
Total	$27.0	$-	$-	$27.0

Liabilities
Derivative instruments	$-	$20.8	$-	$20.8
Total	$-	$20.8	$-	$20.8

Cash equivalents include funds held in money market instruments, are reported at their current carrying value which approximates fair value due to the short-term nature of these instruments, and are included in cash and cash equivalents on our Condensed Consolidated Balance Sheets. Our money market instruments are valued using quoted market prices and are included in Level 1 inputs.

Contingent consideration relates to one of our fiscal 2013 acquisitions.  The estimated fair value of the contingent consideration was based primarily on our estimates of meeting the applicable contingency conditions as per the terms of the applicable agreement. These include estimates of revenue growth rates and our assessment of the probability of meeting such results, with the probability-weighted earn-out then discounted to estimate fair value. As these are unobservable inputs, the contingent consideration is included in Level 3 inputs.  The contingent consideration liability is included in accrued expenses on our Condensed Consolidated Balance Sheets.    See Note 3, Acquisitions.

Derivative instruments consist of interest rate swaps entered into to hedge our market risk relating to possible adverse changes in interest rates.  The fair value of the interest rate swaps is estimated as the net present value of projected cash flows based upon forward interest rates at the balance sheet date.  The models used to value the interest rate swaps are based primarily on readily observable market data, such as LIBOR forward rates, for all substantial terms of the interest rate swap contracts and the credit risk of the counterparties.  As such, these derivative instruments are included in Level 2 inputs. See Note 15, Derivative Financial Instruments.

We have had no transfers of assets/liabilities into or out of Levels 1, 2 or 3 during fiscal 2016 or fiscal 2015.  The following table reconciles the change in our Level 3 assets/liabilities for the periods indicated:

Fair Value
Measurements Using
Significant
Unobservable Inputs
(in millions)	Level 3
Balance, April 30, 2015	$-
Total (gain) loss recorded in earnings	0.6
Balance, October 31, 2015	$0.6

In addition to the financial assets and liabilities included in the above table, certain nonfinancial assets and liabilities are to be measured at fair value on a nonrecurring basis in accordance with applicable GAAP. In general, nonfinancial assets including goodwill, other intangible assets and property and equipment are measured at fair value when there is an indication of impairment and are recorded at fair value only when any impairment is recognized. As of October 31, 2015, we had not recorded any impairment related to such assets and had no other material nonfinancial assets or liabilities requiring adjustments or write-downs to their current fair value.

As allowed by applicable FASB guidance, we have elected not to apply the fair value option for financial assets and liabilities to any of our currently eligible financial assets or liabilities.  As of October 31, 2015 and April 30, 2015, our material financial assets and liabilities not carried at fair value included our cash and cash equivalents, accounts receivable, accounts payable, accrued expenses and long-term debt. These financial instruments are recorded at their carrying values which are deemed to approximate fair value, generally due to their short periods to maturity.

Fair Value of Long-Term Debt

To estimate fair value of our long-term debt for disclosure purposes,  we used recent market transactions and related market quotes of the bid and ask pricing of our long-term debt (Level 2 on the fair value hierarchy). At October 31, 2015 and April 30, 2015, the total carrying value of our long-term debt was approximately $5.7 billion and $5.2 billion, respectively, and the estimated fair value of our long-term debt was approximately $5.6 billion and $5.4 billion, respectively.

5.  Fair Value

Fair Value Hierarchy

The FASB has established guidance on financial assets and liabilities and nonfinancial assets and liabilities that are recognized at fair value on a recurring basis and guidance for nonfinancial asset and liabilities that are recognized at fair value on a nonrecurring basis. This guidance defines fair value and establishes a framework for measuring fair value. Fair value is defined as an “exit price” which represents the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in valuing an asset or liability. The above mentioned guidance also requires the use of valuation techniques to measure fair values that maximize the use of observable inputs and minimize the use of unobservable inputs. As a basis for considering such assumptions and inputs, the guidance establishes a fair value hierarchy which identifies and prioritizes three levels of inputs to be used in measuring fair value.

The three levels of the fair value hierarchy are as follows:

Level 1—Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2—Inputs other than the quoted prices in active markets that are observable either directly or indirectly including: quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3—Unobservable inputs that are supported by little or no market data, are significant to the fair values of the assets or liabilities, and require the reporting entity to develop its own assumptions.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. In addition, the fair value of liabilities should include consideration of non-performance risk including the Company’s own credit risk.

We measure certain financial assets and liabilities at fair value including our cash equivalents and contingent consideration liabilities. The following table summarizes the fair value of our financial assets and liabilities that were accounted for at fair value on a recurring basis, by level within the fair value hierarchy, as of April 30, 2015 and May 31, 2014:

	April 30, 2015
	Fair Value Measurements Using Inputs Considered as
	Level 1	Level 2	Level 3	Fair Value
(in millions)
Assets
Cash equivalents	$27.0	$-	$-	$27.0
Total	$27.0	$-	$-	$27.0

Liabilities
Derivative instruments	$-	$20.8	$-	$20.8
Total	$-	$20.8	$-	$20.8

	May 31, 2014
	Fair Value Measurements Using Inputs Considered as
(in millions)	Level 1	Level 2	Level 3	Fair Value
Assets
Cash equivalents	$209.5	$-	$-	$209.5
Total	$209.5	$-	$-	$209.5

Liabilities
Contingent consideration	$-	$-	$12.4	$12.4
Derivative instruments	-	16.1	-	16.1
Total	$-	$16.1	$12.4	$28.5

Cash equivalents include funds held in money market instruments and are reported at their current carrying value which approximates fair value due to the short-term nature of these instruments and are included in cash and cash equivalents on our Consolidated Balance Sheets. Our money market instruments are valued using quoted market prices and are included in Level 1 inputs.

Contingent consideration relates to certain of our fiscal 2013 acquisitions.  The estimated fair value of the contingent consideration was based primarily on our estimates of meeting the applicable contingency conditions over the years following the acquisition as per the terms of the applicable purchase agreements. These include estimates of revenue growth rates and our assessment of the probability of meeting such results, with the probability-weighted earn-out then discounted to estimate fair value. As these are unobservable inputs, the contingent consideration is included in Level 3 inputs.  The contingent consideration liabilities are included in accrued expenses and other long-term liabilities on our Consolidated Balance Sheets.  As of April 30, 2015, we estimated that no further payments would be required under the contingent consideration arrangements and have no related liability recorded.  See Note 3, Acquisitions.

Derivative instruments consist of interest rate swaps entered into to hedge our market risk relating to possible adverse changes in interest rates.  The fair value of the interest rate swaps is estimated as the net present value of projected cash flows based upon forward interest rates at the balance sheet date.  The models used to value the interest rate swaps are based primarily on readily observable market data, such as LIBOR forward rates, for all substantial terms of the interest rate swap contracts and the credit risk of the counterparties.  As such, these derivative instruments are included in Level 2 inputs. See Note 15, Derivative Financial Instruments.

We have had no transfers of assets/liabilities into or out of Levels 1, 2 or 3 during fiscal 2015 or fiscal 2014.  The following table reconciles the change in our Level 3 assets/liabilities for the periods presented:

Fair Value
Measurements Using
Significant
Unobservable Inputs
(in millions)	Level 3
Balance, May 31, 2012	$-
Contingent consideration	14.6
Total (gain) loss recorded in earnings	(1.4)
Balance, May 31, 2013	13.2
Settlements	(0.7)
Total (gain) loss recorded in earnings	(0.1)
Balance, May 31, 2014	12.4
Settlements	(8.5)
Total (gain) loss recorded in earnings	(3.9)
Balance, April 30, 2015	$-

In addition to the financial assets and liabilities included in the above table, certain nonfinancial assets and liabilities are to be measured at fair value on a nonrecurring basis in accordance with applicable GAAP. This includes items such as nonfinancial assets and liabilities initially measured at fair value in a business combination (but not measured at fair value in subsequent periods) and nonfinancial long-lived asset groups measured at fair value for an impairment assessment. In general, non-financial assets including goodwill, other intangible assets and property and equipment are measured at fair value when there is an indication of impairment and are recorded at fair value only when any impairment is recognized. As of April 30, 2015, we had not recorded any impairment related to such assets and had no other material nonfinancial assets or liabilities requiring adjustments or write-downs to their current fair value.

As allowed by applicable FASB guidance, we have elected not to apply the fair value option for financial assets and liabilities to any of our currently eligible financial assets or liabilities. As of April 30, 2015, and May 31, 2014, our material financial assets and liabilities not carried at fair value included our cash and cash equivalents, accounts receivable, accounts payable, accrued expenses and long-term debt. These financial instruments are recorded at their carrying values which are deemed to approximate fair value, generally due to their short periods to maturity.

Fair Value of Long-Term Debt

To estimate the fair value of our long-term debt for disclosure purposes, we use recent market transactions and related market quotes (Level 2 on the fair value hierarchy). At April 30, 2015 and May 31, 2014, the total carrying value of our long-term debt was approximately $5.2 billion and $5.3 billion, respectively, and the fair value of our long-term debt was approximately $5.4 billion and $5.6 billion, respectively.